SUBSEQUENT EVENTS (Narrative) (Details) - Subsequent Event [Member] $ in Thousands	1 Months Ended		3 Months Ended
	Mar. 31, 2021 shares	Mar. 18, 2021 $ / shares shares	Mar. 30, 2021 USD ($)	Mar. 29, 2021
Acquisition of Trichome Financial Corp. ("Trichome") | Trichome Securityholders [Member]
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares issued for each Trichome Share and convertible instrument held		0.24525
Number of shares issued		10,104,901
Par value per share | $ / shares		$ 9.8
Percentage of voting equity interests acquired		20.06%
Acquisition of Trichome Financial Corp. ("Trichome") | Financial advisors [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued		100,916
Par value per share | $ / shares		$ 9.8
Supply agreement [Member] | MediPharm Labs Corp. ("MediPharm Labs") [Member] | Adjupharm GmbH ("Adjupharm") [Member]
Disclosure of non-adjusting events after reporting period [line items]
Initial term of agreement				2 years
Automatic extension period of agreement				2 years
Base shelf prospectus [Member]
Disclosure of non-adjusting events after reporting period [line items]
Threshold limit of offering price of securities | $			$ 250,000
Arrangement agreement [Member] | MYM Nutraceuticals [Member]
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares issued to shareholders for each common share of MYM	0.022